Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMG Funds III
Entity Central Index Key	0000720309
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000188985 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K International Small Cap Fund
Class Name	Class Z
Trading Symbol	MECZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K International Small Cap Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K International Small Cap Fund (Class Z/MECZX)	$46	0.89%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
Net Assets	$ 43,503,617
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 62,730
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of November 30, 2025)
Fund net assets	$43,503,617
Total number of portfolio holdings	76
Net advisory fees paid	$62,730
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings (as of November 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Tel Aviv Stock Exchange, Ltd. (Israel)	2.4%
Gift Holdings, Inc. (Japan)	2.3%
Phoenix Financial, Ltd. (Israel)	2.2%
Senshu Electric Co., Ltd. (Japan)	2.2%
Elopak A.S.A. (Norway)	2.0%
Digital Information Technologies Corp. (Japan)	2.0%
Kitron A.S.A. (Norway)	1.9%
Garrett Motion, Inc. (Switzerland)	1.9%
Niterra Co., Ltd. (Japan)	1.9%
Sarantis, S.A. (Greece)	1.9%
Top Ten as a Group	20.7%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Tel Aviv Stock Exchange, Ltd. (Israel)	2.4%
Gift Holdings, Inc. (Japan)	2.3%
Phoenix Financial, Ltd. (Israel)	2.2%
Senshu Electric Co., Ltd. (Japan)	2.2%
Elopak A.S.A. (Norway)	2.0%
Digital Information Technologies Corp. (Japan)	2.0%
Kitron A.S.A. (Norway)	1.9%
Garrett Motion, Inc. (Switzerland)	1.9%
Niterra Co., Ltd. (Japan)	1.9%
Sarantis, S.A. (Greece)	1.9%
Top Ten as a Group	20.7%

C000091188 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K International Small Cap Fund
Class Name	Class I
Trading Symbol	MECIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K International Small Cap Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K International Small Cap Fund (Class I/MECIX)	$51	0.99%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
Net Assets	$ 43,503,617
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 62,730
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of November 30, 2025)
Fund net assets	$43,503,617
Total number of portfolio holdings	76
Net advisory fees paid	$62,730
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings (as of November 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Tel Aviv Stock Exchange, Ltd. (Israel)	2.4%
Gift Holdings, Inc. (Japan)	2.3%
Phoenix Financial, Ltd. (Israel)	2.2%
Senshu Electric Co., Ltd. (Japan)	2.2%
Elopak A.S.A. (Norway)	2.0%
Digital Information Technologies Corp. (Japan)	2.0%
Kitron A.S.A. (Norway)	1.9%
Garrett Motion, Inc. (Switzerland)	1.9%
Niterra Co., Ltd. (Japan)	1.9%
Sarantis, S.A. (Greece)	1.9%
Top Ten as a Group	20.7%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Tel Aviv Stock Exchange, Ltd. (Israel)	2.4%
Gift Holdings, Inc. (Japan)	2.3%
Phoenix Financial, Ltd. (Israel)	2.2%
Senshu Electric Co., Ltd. (Japan)	2.2%
Elopak A.S.A. (Norway)	2.0%
Digital Information Technologies Corp. (Japan)	2.0%
Kitron A.S.A. (Norway)	1.9%
Garrett Motion, Inc. (Switzerland)	1.9%
Niterra Co., Ltd. (Japan)	1.9%
Sarantis, S.A. (Greece)	1.9%
Top Ten as a Group	20.7%

C000091187 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K International Small Cap Fund
Class Name	Class N
Trading Symbol	MECAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K International Small Cap Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K International Small Cap Fund (Class N/MECAX)	$59	1.14%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.14%
Net Assets	$ 43,503,617
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 62,730
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of November 30, 2025)
Fund net assets	$43,503,617
Total number of portfolio holdings	76
Net advisory fees paid	$62,730
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings (as of November 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Tel Aviv Stock Exchange, Ltd. (Israel)	2.4%
Gift Holdings, Inc. (Japan)	2.3%
Phoenix Financial, Ltd. (Israel)	2.2%
Senshu Electric Co., Ltd. (Japan)	2.2%
Elopak A.S.A. (Norway)	2.0%
Digital Information Technologies Corp. (Japan)	2.0%
Kitron A.S.A. (Norway)	1.9%
Garrett Motion, Inc. (Switzerland)	1.9%
Niterra Co., Ltd. (Japan)	1.9%
Sarantis, S.A. (Greece)	1.9%
Top Ten as a Group	20.7%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Tel Aviv Stock Exchange, Ltd. (Israel)	2.4%
Gift Holdings, Inc. (Japan)	2.3%
Phoenix Financial, Ltd. (Israel)	2.2%
Senshu Electric Co., Ltd. (Japan)	2.2%
Elopak A.S.A. (Norway)	2.0%
Digital Information Technologies Corp. (Japan)	2.0%
Kitron A.S.A. (Norway)	1.9%
Garrett Motion, Inc. (Switzerland)	1.9%
Niterra Co., Ltd. (Japan)	1.9%
Sarantis, S.A. (Greece)	1.9%
Top Ten as a Group	20.7%